Schedule I - Condensed Financial Information of Parent Company Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Cash flows from operating activities:
Net income (loss)	$ (2,274,000)	(13,766,000)	68,552,000	3,510,000	$ (2,293,000)	(13,882,000)	68,549,000	3,525,000
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in losses (earnings) of subsidiaries					(241)	1,458	(1,557)	(12,520)
(Gain) loss from short sale of stock options	(3,582,000)	(21,685,000)	94,027,000	37,942,000	3,582,000	21,685,000	(94,027,000)	(37,942,000)
Loss from sale of available-for-sale securities					(4,146,000)	(25,100,000)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(4,652,000)	(28,160,000)	31,216,000	(441,000)	(55,000)	(330,000)	(326,000)	478,000
Other payables					(501,000)	(3,034,000)	4,380,000	1,279,000
Amounts due to subsidiaries							4,000	920,000
Net cash used in operating activities	(917,000)	(5,554,000)	(24,800,000)	(62,994,000)	(3,654,000)	(22,119,000)	(19,863,000)	(19,220,000)
Cash flows from investing activities:
Purchase of available-for-sale securities	53,702,000	325,095,000	767,590,000	334,560,000	(53,702,000)	(325,095,000)	(767,590,000)	(332,132,000)
Proceeds from sales of available-for-sale securities					103,893,000	628,938,000	706,278,000	282,814,000
Proceeds from short sale of options	9,000	54,000		47,175,000	2,560,000	15,498,000	77,921,000	59,006,000
Cover short or assignment of option liabilities					(8,163,000)	(49,416,000)	20,613,000	(17,393,000)
Decrease in amounts due from subsidiaries					16,000	94,000	175,000	971,000
Net cash (used in) provided by investing activities	44,163,000	267,342,000	18,109,000	(224,784,000)	44,604,000	270,019,000	37,397,000	(6,734,000)
Cash flows from financing activities:
Repurchase of common stock			29,000				(29,000)
Net cash provided by financing activities			(29,000)	49,523,000			(29,000)
Effect of exchange rate changes on cash	(1,376,000)	(8,323,000)	(713,000)	(5,018,000)	(1,374,000)	(8,317,000)	(713,000)	(4,969,000)
Net (decrease) increase in cash and cash equivalents	27,463,000	166,251,000	(7,433,000)	(243,273,000)	39,576,000	239,583,000	16,792,000	(30,923,000)
Cash and cash equivalents at the beginning of the year	41,282,000	249,912,000	257,345,000	500,618,000	17,107,000	103,561,000	86,769,000	117,692,000
Cash and cash equivalents at the end of the year	$ 68,745,000	416,163,000	249,912,000	257,345,000	$ 56,683,000	343,144,000	103,561,000	86,769,000